Employee benefit liabilities - Summary of employee benefit liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current
Provision for gratuity (refer Note 41)	₨ 266	$ 3	₨ 207
Current
Provision for gratuity (refer Note 41)	33	0	24
Provision for compensated absences	₨ 304	$ 4	₨ 247